Segment Information (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Net book value of long-lived assets	$ 1,746,493	$ 1,767,946
Drybulk Vessel Operations
Segment Reporting Information [Line Items]
Net book value of long-lived assets	1,386,726	1,415,225
Logistics Business
Segment Reporting Information [Line Items]
Net book value of long-lived assets	$ 356,039	$ 350,090